Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 26, 2020
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Inventories
Inventories are stated at the lower of cost or net realizable value and are valued using the first-in, first-out method.  Management periodically reviews inventory balances, using recent and future expected sales to identify slow-moving and/or obsolete items. The cost of spare parts is charged to cost of goods sold when purchased.  We evaluate our reserve for inventory obsolescence on a quarterly basis and review inventory on-hand to determine future salability.  We base our determinations on the age of the inventory and the experience of our personnel.  We reserve inventory that we deem to be not salable in the quarter in which we make the determination.  We believe, based on past history and our policies and procedures, that our net inventory is salable.  Inventory as of fiscal 2020 and 2019 was:

Inventories:	2020	2019
Finished goods	$708	$743
Raw materials	560	581
	$1,268	$1,324

Property, Plant and Equipment
Property, plant and equipment are stated at cost.  Depreciation is computed primarily by the straight-line method over the estimated useful lives of the assets ranging from 15 to 40 years for buildings and improvements, 2 to 20 years for machinery, equipment, and tooling, and over the term of the agreement for capital leases.  Leasehold improvements are depreciated over the shorter of the useful life of the improvement or the lease term.  Repairs and maintenance costs are charged to expense as incurred.  Property, plant and equipment as of fiscal 2020 and 2019 was:

Property, plant and equipment:	2020	2019
Land, buildings and improvements	$1,669	$1,549
Equipment and construction in progress	6,213	6,090
	7,882	7,639
Less accumulated depreciation	(3,321)	(2,925)
	$4,561	$4,714

Goodwill
The changes in the carrying amount of goodwill by reportable segment have been recast to reflect the change in reportable segments as described in Note 1 and are as follows:

	Consumer Packaging International	Consumer Packaging North America	Engineered Materials	Health, Hygiene & Specialties	Total
Balance as of fiscal 2018	$263	$1,192	$493	$996	$2,944
Foreign currency translation adjustment	(73)	(1)	—	7	(67)
Acquisitions	1,474	500	240	2	2,216
Dispositions	—	—	—	(42)	(42)
Balance as of fiscal 2019	$1,664	$1,691	$733	$963	$5,051
Foreign currency translation adjustment	32	—	—	(16)	16
Final RPC purchase price valuation	303	(151)	7	—	159
Held for sale	—	—	(40)	(13)	(53)
Balance as of fiscal 2020	$1,999	$1,540	$700	$934	$5,173

Intangible Assets
	Customer Relationships	Trademarks	Other Intangibles	Accumulated Amortization	Total
Balance as of fiscal 2018	$1,882	$293	$185	$(1,020)	$1,340
Foreign currency translation adjustment	(56)	(4)	(2)	4	(58)
Amortization expense	—	—	—	(194)	(194)
Acquisition intangibles	1,590	108	(22)	16	1,692
Netting of fully amortized intangibles	(9)	—	—	9	—
Balance as of fiscal 2019	$3,407	$397	$161	$(1,185)	$2,780

Foreign currency translation adjustment	53	7	3	(2)	61
Amortization expense	—	—	—	(300)	(300)
Final RPC purchase price valuation	(137)	118	(25)	—	(44)
Netting of fully amortized intangibles	—	—	(10)	10	—
Balance as of fiscal 2020	$3,323	$522	$129	$(1,477)	$2,497

Accumulated Other Comprehensive Income (Loss)
The accumulated balances related to each component of other comprehensive income (loss), net of tax before reclassifications were as follows:

	Currency Translation	Defined Benefit Pension and Retiree Health Benefit Plans	Derivative Instruments	Accumulated Other Comprehensive Loss
Balance as of fiscal 2017	$(48)	$(16)	$(4)	$(68)
Other comprehensive income (loss)	(127)	9	33	(85)
Net amount reclassified from accumulated other comprehensive income (loss)	—	(6)	3	(3)
Balance as of fiscal 2018	$(175)	$(13)	$32	$(156)
Other comprehensive income (loss)	(104)	9	(107)	(202)
Net amount reclassified from accumulated other comprehensive income (loss) (a)	—	(52)	24	(28)
Balance as of fiscal 2019	$(279)	$(56)	$(51)	$(386)
Other comprehensive income (loss)	1	3	(137)	(133)
Net amount reclassified from accumulated other comprehensive income (loss)	—	(63)	31	(32)
Balance as of fiscal 2020	$(278)	$(116)	$(157)	$(551)

(a)	Refer to Note 4. Financial Instruments and Fair Value Measurements and Note 8. Retirement Plans for further information.